LEASE COMMITMENTS - Supplemental Balance Sheet Information Related to Leases (Details) $ in Millions	Dec. 31, 2019 USD ($)
Lease Commitments [Abstract]
Operating lease right-of-use assets included within Other assets	$ 122.9
Current maturities of operating leases included within Other current liabilities	25.9
Non-current operating leases included within Other liabilities	104.7
Total operating lease liabilities	$ 130.6
Weighted average discount rate for operating leases	5.58%
Weighted average remaining operating lease term in years	6 years